Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Nov. 03, 2017	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Capitalized interest costs				$ 0	$ 971	$ 4,764
Amortization of deferred drydock and special survey costs				5,166	7,204	7,928
Accumulated amortization of deferred drydock and special survey costs				46,462	41,296
Amortization of deferred financing costs				2,552	2,362	1,275
Foreign currency exchange gains/(losses) recognized				(1,596)	(1,355)	(726)
Other non-current asset				10,391	3,644
Turnover taxes				7,745	7,056	9,018
Dividends paid	$ 70,000			0	0	70,000
Income tax (expense)/ benefit				(1,233)	1,376	3,468
Payments for drydock and special survey costs				5,139	1,948	3,687
Tax reform
Property, Plant and Equipment [Line Items]
Income tax (expense)/ benefit				(208)		2,837
Argentina
Property, Plant and Equipment [Line Items]
Turnover taxes				$ 1,062	$ 1,343	$ 2,948
Statutory tax rate				30.00%	30.00%	35.00%
Income tax (expense)/ benefit				$ (1,031)	$ 1,436	$ 3,772
Argentina | Tax reform
Property, Plant and Equipment [Line Items]
Average tax rates used to calculate the turnover tax				2.00%	3.00%	5.00%
Statutory tax rate		25.00%	25.00%	30.00%	30.00%	35.00%
Minimum presumed income tax
Property, Plant and Equipment [Line Items]
Effective tax rate used to calculate the minimum presumed income tax (MPIT)				1.00%
Other non-current asset				$ 102	$ 162
Drydocking and special survey costs for Ocean-going Vessels
Property, Plant and Equipment [Line Items]
Interval between vessel drydocking special survey (in years)				5
Drydocking and special survey costs for Pushboats and Barges | Minimum
Property, Plant and Equipment [Line Items]
Interval between vessel drydocking special survey (in years)				6
Drydocking and special survey costs for Pushboats and Barges | Maximum
Property, Plant and Equipment [Line Items]
Interval between vessel drydocking special survey (in years)				8
Port Terminals and Other Fixed Assets
Property, Plant and Equipment [Line Items]
Property plant and equipment depreciation method				straight-line method
Barges, Pushboats and Other Vessels
Property, Plant and Equipment [Line Items]
Property plant and equipment depreciation method				straight-line method
Barges, Pushboats and Other Vessels | Minimum
Property, Plant and Equipment [Line Items]
Useful life				15 years
Barges, Pushboats and Other Vessels | Maximum
Property, Plant and Equipment [Line Items]
Useful life				45 years